Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets, Net

The changes in the carrying amount of goodwill as of December 31, 2025 and June 30, 2026 by reporting segment are as follows:

	As of
	December 31,	June 30,
	2025	2026
Goodwill, net	$1,955,683	$977,842
Customer relationships, net	2,414,357	1,555,262
Total goodwill and intangible assets, net	$4,370,040	$2,533,104